Revenue - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Rental income from motor vehicles	$ 168	$ 146	$ 126